Financial instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity and debt investments
At January 1	$ 7,381
At December 31	9,493	$ 7,381
Put options issued to non-controlling interests
Liabilities at beginning of period	(2,654)
Liabilities at end of period	(4,934)	(2,654)
Level 3
Equity and debt investments
At January 1	87	98
- Gain/ (loss) included in profit or loss	(51)	10
- Gain included in OCI	3	(23)
Net purchases/ (issuances)		2
Net purchases/ (issuances)	(449)
Transfer between Level 3 and Level 1	(40)
At December 31	(340)	87
Put options issued to non-controlling interests
Net purchases/ (issuances)	(449)
Derecognition	110
Level 3 | Put options issued to non-controlling interest*
Equity and debt investments
Net purchases/ (issuances)	(16)
Put options issued to non-controlling interests
Liabilities at beginning of period	(146)	(123)
- Gain/ (loss) included in profit or loss	(99)	0
- Gain included in OCI	3	(23)
Net purchases/ (issuances)	(16)
Derecognition	110
Transfer between Level 3 and Level 1	0
Net purchases/ (issuances)		0
Liabilities at end of period	(148)	(146)
Level 3 | Embedded derivative of the Convertible Notes
Equity and debt investments
Net purchases/ (issuances)	(482)
Put options issued to non-controlling interests
Liabilities at beginning of period	0	0
- Gain/ (loss) included in profit or loss	22	0
- Gain included in OCI	0	0
Net purchases/ (issuances)	(482)
Derecognition	0
Transfer between Level 3 and Level 1	0
Net purchases/ (issuances)		0
Liabilities at end of period	(460)	0
Level 3 | Equity and debt investments
Equity and debt investments
At January 1	233	221
- Gain/ (loss) included in profit or loss	26	10
- Gain included in OCI	0	0
Net purchases/ (issuances)	49	2
Derecognition	0
Transfer between Level 3 and Level 1	(40)
At December 31	$ 268	$ 233